Subsequent Events (Details Narrative)								3 Months Ended		12 Months Ended
	Aug. 08, 2024 USD ($)	Aug. 06, 2024 USD ($)	Jul. 30, 2024 USD ($)	Jun. 13, 2024 USD ($) shares	Mar. 08, 2024 USD ($) shares	Feb. 07, 2024 USD ($)	Aug. 31, 2023 d $ / shares	Jun. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2024 shares	Aug. 13, 2024 $ / shares shares	Jan. 11, 2023 $ / shares	Sep. 30, 2022 USD ($)
Subsequent Event [Line Items]
Share Price | $ / shares							$ 1.00				$ 16.00			$ 18.80
Consecutive trading days | d							30
Sale of stock consideration received per transaction						$ 2,250,000
Share based payment award description						(i) one share of the Company’s common stock, (ii) a warrant to purchase one share of the Company’s common stock exercisable at a purchase price of $18.80 per share, and (iii) a percentage of equity interest in Diagnostics such that, assuming the sale of all $2,250,000 of Units, SRO LLC will own a 22% interest in Diagnostics.
Proceeds from issuance of common stock						$ 4,500,000
Restricted stock value
Convertible debt								$ 1,517,989		2,254,856					$ 500,000
Research and development expenses										$ 3,517,485	1,488,530
Carried forward										20 years
Operating loss carryforwards										$ 1,727,566	$ 751,844
Federal income tax										6,000,000.0
State income tax										$ 5,900,000
Future taxable income										80.00%
Federal Research and Development										$ 360,715
Carried forward										20 years
R&D tax credits										$ 80,000
Tax Year 2016 [Member]
Subsequent Event [Line Items]
Operating loss carryforwards										139,813
Tax Year 2017 [Member]
Subsequent Event [Line Items]
Operating loss carryforwards										238,380
Federal Taxable Income [Member]
Subsequent Event [Line Items]
Net operatiing loss										6,400,000
State Taxable Income [Member]
Subsequent Event [Line Items]
Net operatiing loss										$ 5,900,000
Purchase Agreement [Member]
Subsequent Event [Line Items]
Exchange fee						112,500
Escrow deposit						2,250,000
Right offering						4,500,000
Escrow deposit						$ 2,250,000
Initial public offering description						Unless the parties waive the conditions to closing, in the event the full $4,500,000 is not raised, whether through SRO LLC or through the Company’s existing stockholders, the Company will not close on the offering and any funds raised and held in escrow will be returned to investors
Subsequent Event [Member]
Subsequent Event [Line Items]
Exchange fee	$ 2,300,000
Share Price | $ / shares													$ 1.00
Reverse common stock shares outstanding | shares												2,008,689	2,111,235
Sale of stock consideration received per transaction						$ 2,250,000
Share based payment award description						(i) one share of SHPH common stock, (ii) a warrant to purchase one share of SHPH common stock exercisable at a purchase price of $18.80 per share, and (iii) a percentage of equity interest in Diagnostics such that, assuming the sale of all $2,250,000 of Units, SRO LLC will own a 22% interest in Diagnostics.
Proceeds from issuance of common stock						$ 4,500,000
Proceeds from Issuance or Sale of Equity			$ 10,000,000
Subsequent Event [Member] | Chief Financial Officer [Member]
Subsequent Event [Line Items]
Restricted stock units | shares				28,455	12,500
Restricted stock value				$ 100,000	$ 41,840
Subsequent Event [Member] | Investor [Member]
Subsequent Event [Line Items]
Convertible debt		$ 600,000
Subsequent Event [Member] | Purchase Agreement [Member]
Subsequent Event [Line Items]
Escrow deposit						2,250,000
Right offering						4,500,000
Escrow deposit						$ 2,250,000
Initial public offering description						Unless the parties waive the conditions to closing, in the event the full $4,500,000 is not raised, whether through SRO LLC or through SHPH’s existing stockholders, the Company will not close on the offering and any funds raised and held in escrow will be returned to investors.
Subsequent Event [Member] | Alliance Global Partners [Member] | Offering [Member] | Maximum [Member]
Subsequent Event [Line Items]
Sale of Stock, Consideration Received on Transaction			$ 10,000,000.0
Alto Convertible Note [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Payment to investors		$ 600,000